Basis of Presentation and General Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Segment Reporting Percentage Threshold	10.00%	10.00%	10.00%